UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.
(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005
(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eight Avenue, New York, New York 10011
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-495-4519

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Item 1.

I. Directors

J. Morton Davis
Jerome Fisch
Dov Perlysky
Howard Spindel
Leonard Toboroff
ENGEX, Inc.
     II. Officers

J. Morton Davis, Chairman of the Board
   and President
David Nachamie, Secretary
Michael Siciliano, Treasurer

            III. Custodian

Bank of America
100 Federal Street, 17th Floor                                          FINANCIAL STATEMENTS
Boston, Massachusetts 02110                                                                     and
SEMI-ANNUAL REPORT

            IV. Transfer Agent

American Stock Transfer & Trust Co.
59 Maiden Lane                                                                March 31, 2009
New York, New York 10038

           V. Independent Accountants                                 ENGEX, INC. is listed on the

Raich Ende Malter & Co. LLP                                                           American Stock Exchange (AMEX)
1375 Broadway                                                                                    Symbol - EGX
New York, New York  10018

Engex, Inc.
44 Wall Street
New York, New York  10005
(212) 495-4200

ENGEX, INC.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2009
(UNAUDITED)

Assets:

Investment in securities at market value (identified cost - $8,180,556) (Notes 1(a) (b), 3 and 5)	$3,387,018

Private investments at fair value (identified cost - $2,893,568) (Note 1(a) (b), 3 and 5)	597,314

Other assets	31,200

TOTAL ASSETS		$4,015,532

Liabilities:

Accounts payable and accrued expenses	83,022

Due to custodian (Notes 5 and 6)	627,602

TOTAL LIABILITIES		710,624

COMMITMENTS AND CONTINGENCIES

NET ASSETS APPLICABLE TO OUTSTANDING SHARES		$3,304,908

NET ASSET VALUE PER SHARE		$2.25

NET ASSETS APPLICABLE TO OUTSTANDING SHARES:

Common stock - $.10 par value:

Authorized – 2,500,000 shares, Issued – 1,465,837 shares		146,583

Additional paid-in capital		15,220,318

Unrealized depreciation on investments		(7,089,794)

Cumulative net realized loss from investment transactions		(2,980,900)

Undistributed net investment loss		(1,991,299)

NET ASSETS		$3,304,908

The accompanying notes are an integral part of this statement

ENGEX, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

March 31, 2009
(UNAUDITED)

	Number of Shares			Market Value

COMMON STOCK (102.5%) (a)

Biotechnology (87.6%) (a)

Enzo Biochem, Inc.*(b)	698,596	Shares	$2,808,356
Keryz Biopharmaceutical*(b)	85,500	Shares	12,902
MiMedx, Inc. *(b) (c)	282,342	Shares	72,280	$2,893,538

Technology (0%) (a)

Silverstar Holdings Ltd.* (d)	51,600	Shares		0

Gaming Industry (14.9%) (a)

American Vantage Company*(c)	474,500	Shares		493,480

TOTAL INVESTMENT IN MARKETABLE SECURITIES (IDENTIFIED COST - $8,180,556)				$3,387,018

PRIVATE INVESTMENTS* (18.1%) (a)

LifeSync Holdings, Inc. (d)	4,675	Shares		0
Corente, Inc. (d)	11,793	Shares		0
Surgivision Series A Pfd (d)	300,000	Shares		300,000
GFK AG 3rd Closing Price Receivable (d)				297,314

TOTAL PRIVATE INVESTMENTS (18.1%) (a)

(COST IDENTIFIED- $2,893,568)				$597,314

*Non income-producing securities
(a) Percentage of net assets
(b) Pledged as collateral against margin balance at custodian
(c) SFAS 157 Level 2
(d) SFAS 157 Level 3

The accompanying notes are an integral part of this statement

ENGEX, INC

STATEMENT OF OPERATIONS

For The Six Months Ended March 31, 2009
(UNAUDITED)

INVESTMENT INCOME:

Dividends	$17
Miscellaneous Income	32,541	$32,558

Expenses:

Professional fees	105,375

Management fees – affiliate	17,129

Insurance	14,619

Interest Expense	20,100

Custodian and transfer fees	15,458

Directors’ fees and expenses	10,500

Shareholders’ reports and printing	6,249

Miscellaneous	1,263

Total Expenses		190,693
INVESTMENT LOSS BEFORE INCOME TAXES		(158,135)
INCOME TAX EXPENSE
Current	1,430
Deferred	----	1,430
NET INVESTMENT LOSS		(159,565)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from securities transactions		197,408

Net change in unrealized depreciation on investments		(5,400,560)

NET DECREASE IN INVESTMENTS		(5,203,152)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS		$(5,362,717)

The accompanying notes are an integral part of this statement

ENGEX, INC.

STATEMENT OF CHANGES IN NET ASSETS

For The Six Months Ended March 31, 2009 and 2008
(UNAUDITED)

	2009	2008
Increase (decrease) in net assets from operations:

Investment (loss) – net	$(159,565)	$(283,181)

Net realized gain (loss) on securities transactions	197,408	(729,473)

Change in unrealized (depreciation) on investments	(5,400,560)	(943,435)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(5,362,717)	(1,956,089)

ASSETS CONTRIBUTED BY SHAREHOLDERS	962,758	312,503

NET DECREASE IN NET ASSETS	(4,399,959)	(1,643,586)

NET ASSETS – BEGINNING OF PERIOD	7,704,867	8,864,902

NET ASSETS – END OF PERIOD	$3,304,908	$7,221,316

The accompanying notes are an integral part of this statement

ENGEX, INC.

STATEMENT OF CASH FLOWS

For The Six Months Ended March 31, 2009
(UNAUDITED)

Cash flows provided by operating activities

Net Investment – loss	$(159,565)

Net realized and unrealized (loss) on investments	(5,203,152)
Net decrease in net assets resulting from operations	(5,362,717)

Adjustments to reconcile net decrease in net assets to net cash provided by operating activities:

Change in operating assets:

Securities owned	5,450,904
Other assets	13,914

Change in operating liabilities:

Accounts payable and accrued expenses	(21,945)

Net cash provided by operating activities	80,156

Cash flows provided by financing activities

Increase additional paid in capital	962,758
Repayments of margin loan	(1,042,914)
Net cash used by financing activities	(80,156)

Net increase (decrease) in cash and balance at beginning and end of the year	$--

Supplement disclosure of cash flow information:

Cash paid for interest	$20,100

The accompanying notes are an integral part of this statement

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Engex, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a nondiversified, closed-end investment company.  The investment objective of the Fund is to seek a high total return consisting primarily of realized and unrealized gains on i0ts equity investments. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)
SECURITY TRANSACTIONS – Security transactions are accounted for on the trade dates the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

(b)
SECURITY VALUATION – Investments in securities traded on a national securities exchange are valued at the last reported sales price on March 31, 2009. Securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price.

Investments for which quotations are not readily available are valued at fair value, as determined by Management.  These estimated values may not reflect amounts that could ultimately be realized upon sale.  The estimated fair values also may differ from the values that would have been used had a liquid market existed, and such differences could be significant.

(c)	FEDERAL INCOME TAXES – The Fund does not qualify under subchapter M of the Internal Revenue Code as a regulated investment company, and accordingly, is taxed as a regular corporation.

(d)
USE OF ACCOUNTING ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

NOTE 2.  INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATED PERSON

The Fund has entered into an investment advisory agreement (the “Agreement”) with American Investors Advisors, Inc. (“Advisors”), which is wholly owned by the Chairman of the Fund.  Certain officers of Advisors are also officers of the Fund.  Under this Agreement, Advisors will serve as an investment advisor of the Fund for a fee computed at an annual rate of 1.0% of the Fund’s average weekly net assets.  For the six months ended March 31, 2009, Advisors earned a management fee of $17,129, of which $7,977 was due to Advisors at March 31, 2009 and is included in accrued expenses in the accompanying statement of assets and liabilities.  On January 8, 2009, the Directors of the Fund met and voted to approve the continuation of the agreement until the next annual meeting of the Directors, or approximately through January 2010.

For the six months ending March 31, 2009, the Fund had a receivable from Advisors of $24,000 and is valued in other assets in the accompanying Statement of Assets and Liabilities.

From October 1, 2008 to March 31, 2009, the Chairman contributed to the Fund a total of $962,758 which was reflected as an increase in additional paid-in capital.

ENGEX, INC

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE 3. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2009, purchases and sales of investment securities were $27,342 and $375,000 respectively.  Gross realized appreciation amounted to $197,408 and gross unrealized depreciation amounted to $5,400,560 for the six months ended March 31, 2009.

The investment securities sold represented the Company’s ownership interest in Etilize, Inc. (“Etilize”), an investment in a privately held entity that was acquired by a foreign company (the “Purchaser”) in January of 2009. Pursuant to the sale and disposition of the Etilize stock, the transaction called for Three Closing Price payments. The First Closing Price Payment was for $355,134, of which the Company received cash of $275,094 on January 7, 2009, and retains an interest in $80,040 escrowed from sale proceeds. The Second Closing Price Payment is contingent upon earnings before interest and taxes (“EBIT”) of the Purchaser and Etilize for the fiscal years ending December 31, 2009 and 2010. Based on the pure contingent nature of this earnings threshold, with no minimum payment defined, the Company did not recognize any gain under the Second Closing Price Payment. The Third Closing Price Payment established a minimum payout attributable to the Company of $341,200, and is expected to be paid in 2013. The Company recognized $297,314 of gain attributable to the 2013 expected payment based on its fair market value at March 31, 2009 using a discount rate of 3.5%.

Summary of realized gain:

First Closing Price Payment – gross	$ 355,134
First Closing Price Payment escrow reduction	(80,404)
Second Closing Price Payment	-0-
Third Closing Price Payment – gross	341,200
Third Closing Price Payment – discount	(43,522)
Total recognized Closing Price Consideration	572,408
Fair Market Value Basis at September 30, 2008	375,000
Realized gain on disposition of Etilize	$197,408

ENGEX, INC

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE 4. DUE TO BROKER – MARGIN LOAN

The Fund has a margin loan payable to its broker.  Such loan bears interest at a rate which varies with the broker’s prime lending rate.  The interest paid during the six months ranged from a rate of 6.25% to 3.50% with a weighted average interest rate 3.96%.  The maximum loan outstanding and the weighted average amount of loans (computed on a monthly basis) during the six months were $1,335,032 and $903,675 respectively.

At March 31, 2009, the margin loan was $627,602 and was collateralized by certain Fund investment securities aggregating $2,893,538.

NOTE 5.  FAIR VALUE OF FINANCIAL INSTRUMENTS

Investments in securities are carried at market value or estimated fair value.  Management has estimated that the carrying amount of the margin loan approximates fair value due to the variable interest rate of the loan.

Fair value estimates are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment.  Settlement of the Fund’s debt obligations at fair value may not be possible and may not be a prudent management decision.

SFAS 157 Fair Value Measurements.  The most significant element of the Standard is the development of a three-level fair value hierarchy.

Fair Value Hierarchy.  The three levels of the hierarchy and the material inputs are as follows:

Level 1 Inputs – include unadjusted quoted prices for identical assets or liabilities in active markets (e.g., exchange-traded securities).  An active market is defined as a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide reliable pricing information on an ongoing basis.

Level 2 Inputs – include quoted prices for identical assets in markets that are not active (e.g., thinly traded securities), quoted prices for similar assets (e.g., restricted securities, private investments in public companies, etc.) or market inputs other than directly observable quoted price.  These “other market inputs” are often used in conjunction with valuation models and include interest rates, yield curves, prepayment speeds, default rates and other market-corroborated inputs.

Level 3 Inputs – include those inputs that are not currently observable (e.g., an option-pricing model using historical volatility, an entity’s own data or assumptions as a multiple of earning or discounted cash flow projections, etc.)

The Fund’s management using SFAS 157 has determined that American Vantage Company and MiMedx, Inc., are Level 2 securities and a 20% discount should be taken from the quoted price, and that all the private investments are Level 3.

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE 6.  CONCENTRATIONS OF CREDIT RISK

The Fund presently intends to seek investment opportunities in one or more additional companies in which it would acquire a controlling interest.  While such acquisitions are likely to bring the Fund closer to its expressed intention of seeking to deregister under the Investment Company Act of 1940, they are likely to require a substantial investment of the Fund’s assets and a further concentration of the Fund’s investments in particular companies or industries.  Such concentration might increase the risk of loss to the Fund as a result of the negative results or financial condition of any particular company and/or industry.

The Fund has borrowed funds in connection with its investment portfolio, and plans to continue to do so, and to consider various alternative means of doing so which may be available to it.  Such borrowings are presently limited by certain asset coverage requirements under the Investment Company Act of 1940.  By increasing the amount of such leverage utilized by the Fund, opportunities may be enhanced, but certain risks are created, including a higher volatility of the net asset value of the Fund’s common stock and potentially higher volatility in its market value.  When monies are borrowed by the Fund, creditors have a fixed dollar claim on the Fund’s assets and income, which is prior to any claim on the Fund’s assets and income by its stockholders.  Therefore, any relative decline in the value of the Fund’s assets or the income it receives will cause the net asset value of the Fund’s stock and any income available to it to decline more sharply than if there were no such prior claims.

NOTE 7.  INCOME TAXES

The Fund accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Fund’s assets and liabilities and the related tax basis for such assets and liabilities. This method may generate a net deferred income tax asset or liability for the Fund as of the end of the year, as measured by the statutory tax rate in effect as enacted. At March 31, 2009, all deferred tax assets have been fully reserved through the valuation allowance. For interim periods the Fund computes its income taxes in accordance with APB 28, Interim Financial Reporting, using the effective rate method. The current interim period tax provision consists of state franchise and local taxes and is computed on the Investment Capital of the Fund.

The Fund has elected to defer the application of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48), an interpretation of FASB Statement No. 109, Accounting for Income Taxes (FASB 109), as permitted by FASB Staff Position FIN 48-3 (FSP FIN 48-3).  FIN 48 is effective for the Fund’s annual financial statements for the fiscal period beginning October 1, 2008.  FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements in accordance with FASB 109.

ENGEX, INC.

FINANCIAL HIGHLIGHTS
UNAUDITED

Six Months Ended March 31,	Six Months Ended March 31,	Years Ended September 30,
	2009	2008	2008	2007	2006	2005
Per share operating performance
(For a share of capital stock outstanding throughout the period):

Net asset value – beginning of period	$5.26	$6.05	$6.05	$5.79	$8.84	$9.47

Income from investment operations:

Net investment income (loss)	(0.12)	(0.19)	(0.30)	(0.45)	(0.44)	(.46)

Net realized and unrealized gain (loss) on investment transactions	(3.55)	(1.14)	(0.70)	0.40	(2.61)	(0.17)

Total from investment operations	(3.67)	(1.33)	(1.00)	(0.05)	(3.05)	(0.63)

Increase in net asset value due to conversion of debt to capital stock				0.31

Assets contributed by shareholders	.66	0.21	0.21

Total increase (decrease) in net asset value for the period	(3.01)	(1.12)	(0.79)	0.26	(3.05)	(0.63)

Net asset value – end of period	$2.25	$4.93	$5.26	$6.05	$5.79	$8.84

Number of shares outstanding at end of period	1,465,837	1,465,837	1,465,837	1,465,837	977,223	977,223

Market value at end of period	1.80	5.80	5.28	5.85	7.55	10.55

Average debt per share	.69	1.15	1.32	2.43	5.56	5.38

Ratios:
Expense to average net assets	5.51%	3.58%	5.42%	6.16%	6.87%	4.56%
Net investment income (loss) to average net assets	(4.58%)	(3.59%)	(5.45%)	(6.14%)	(6.37%)	(4.64%)
Portfolio turnover	9.34%	15.74%	17.03%	5.47%	0.00%	3.56%

Total Return (a)	(68.9%)	(0.90%)	(9.74%)	(22.52%)	(28.44%)	14.67%

(a)	Total Return. A periodic measure of a fund’s overall change in market value, which assumes the reinvestment of dividends and capital gain distributions.

ENGEX, INC.

SUPPLEMENTAL INFORMATION

Board Approval of Investment Advisory Agreement

At its meeting held on January 8, 2009, the Directors of the Fund, including a majority of the Directors who are not “interested persons” (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940), met in person and voted to approve the continuation of the Agreement between the Fund and Advisors.  In reaching their decision to approve the continuation of the Agreement, the Directors considered information requested by them and provided by Advisors.

In addition to discussing Advisors’ capabilities with management of Advisors, the Directors received materials provided by Lipper, Inc. (“Lipper”) comparing the Fund’s expenses and performance with other similar funds determined by Lipper to be comparable to the Fund.  In addition, the Directors received from Fund counsel a memorandum discussing the legal standards for their consideration of the Agreement.  In their deliberations, the Directors did not identify any particular information that was all important or controlling, and each Director may have attributed different weight to various factors.  The Directors considered whether the continuation of the Agreement would be in the best interests of the Fund and its stockholders and whether the fee to be paid under the Agreement was fair and reasonable in relation to the services to be rendered by Advisors.

With respect to the nature, extent and quality of the advisory services provided by Advisors, it was noted that the Fund was the only entity utilizing Advisors’ services and that it was the smallest fund in the expense group provided by Lipper in its customized report, making it difficult to make direct comparisons given the fixed expenses incurred and minimum services that must be provided in managing the Fund.  The Directors determined that Advisors’ general investment philosophy had not changed and concluded that, because of the size of the Fund and the likelihood that another adviser would be unwilling to manage a portfolio of the Fund’s size at the fee currently being paid, it was impractical for the Directors to consider a different adviser.  Based on this review, the Directors concluded that retaining Advisors would be most appropriate for the Fund.

In assessing the fee to be paid by the Fund, the Directors noted that the Fund was above the median with respect to the fees paid by the Lipper comparison group.  It was also noted that the Fund ranked fifth in the Lipper expense group of eight companies comparing actual management fees, and that its ranking had improved from previous years.  The Directors considered that Advisors does not waive any of its fee, nor does it reimburse to the Fund any of the Fund’s expenses.  The Directors also considered the fact that the Fund is not able to avail itself of the special tax treatment under the Internal Revenue Code afforded to registered investment companies and is, therefore, taxed as a corporation.  The Directors concluded that because the Fund was significantly smaller than any other fund in the comparative group, evaluating the Fund with respect to the other funds was of minimal relevance.

The Directors also considered the Fund’s performance for the quarter ended September 30, 2008, and the one-, three- and five-year periods ended September 30, 2008.  The Directors noted that performance was unfavorable for the three-year and five-year periods when measured against the Lipper performance group, ranking in the fifth quintile, but ranked in the first quintile for the one-year period and the latest quarter.  The Directors recognized that the Fund was unique in that approximately 75% of the value of its portfolio was comprised of the securities of one issuer.

The Directors noted that even though Advisors was financially sound, it generally did not make a profit from the fees paid by the Fund.  They also noted that since common management by Advisors was not shared with other funds, it was difficult for  Advisors to realize economies of scale and that, as a closed-end fund, the Fund’s assets would not grow through new investments by the stockholders.

Based on its evaluation of all materials factors, including those described above, the Directors concluded that the continuation of the Agreement was in the best interests of the Fund and its stockholders.

ENGEX, INC.

SUPPLEMENTAL INFORMATION

Board of Directors

Name and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Directors Considered to be “Interested Persons”
J. Morton Davis, 80	President and Director	Since 1968.	Chairman, President, Director and sole stockholder of D.H. Blair Investment Banking Corp.; President, Chairman and CEO of the Investment Adviser.	None
Dov Perlysky, 46	Director	Since 1999.	Managing member, Nesher, LLC (financial services) .	Pharma-Bio Serv, Inc. Highlands State Bank
Directors Considered to be Independent
Jerome Fisch, 82	Director	Since 1975.	Attorney.	None
Howard Spindel, 63	Director	Since 2004.	Senior Managing Director, Integrated Management Solutions (consulting).	Pharma-Bio Serv, Inc.
Leonard Toboroff, 76	Director	Since 1993.	Director/Vice Chair, Allis-Chalmers Energy, Incorporated (oil and gas equipment and services).	NOVT Corporation

Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

Item 2.                     Code of Ethics.

Not Applicable

Item 3.                    Audit Committee Financial Expert.

Not Applicable

Item 4.                     Principal Accountant Fees and Services.

Not Applicable

Item 5.                     Audit Committee of Listed Registrants.

Not Applicable

Item 6.                    Schedule of Investments.

Schedule appears as part of the report to stockholders filed in response to Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases of shares of registrant's equity securities by or on behalf of the Registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended.

Item 10.                   Submission of Matters to a Vote of Security Holders.

Since last disclosed, there have been no material changes to Registrant’s procedures by which stockholders may recommend nominees to the Board of Directors.

Item 11.                    Controls and Procedures.

(a)  Registrant's principal executive and principal financial officers conclude that registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), are effective based on their evaluation within the last 90 days of those controls and procedures as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) under the Securities Exchange Act of 1934.

(b)  There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during Registrant’s fiscal quarter ended March 31, 2009 that has materially affected, or is reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12.                   Exhibits.

(a)(2)(i)               Certification of principal executive officer

(a)(2)(ii)              Certification of principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Engex, Inc.

By     /s/ J. Morton Davis
J. Morton Davis

Date    June 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                   /s/ J. Morton Davis
J. Morton Davis, President

Date                  June 4, 2009

By                 /s/ Michael Siciliano
Michael Siciliano, Treasurer

Date                   June 4, 2009

Exhibit (a)(1)

I, J. Morton Davis, certify that:

1.           I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

2.           Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.           Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.           The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)           Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.           The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date    June 4, 2009

/s/ J. Morton Davis
J. Morton Davis
President

Exhibit (a)(2)

I, Michael Siciliano, certify that:

1.           I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

2.           Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.           Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.           The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)           Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.           The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date    June 4, 2009

/s/ Michael Siciliano
Michael Siciliano
Treasurer

Certification Required By Section 906 of the Sarbanes-Oxley Act
(Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2009 of Engex, Inc. (the "Registrant").

I, Michael Siciliano, the Principal Financial Officer of the Registrant, certify that, to the best of my knowledge:

1.           the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

2.           the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date    June 4, 2009

/s/ Michael Siciliano
Michael Siciliano
Treasurer

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

Certification Required By Section 906 of the Sarbanes-Oxley Act
(Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2009 of Engex, Inc. (the "Registrant").

I, J. Morton Davis, the Principal Executive Officer of the Registrant, certify that, to the best of my knowledge:

1.           the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

2.           the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date    June 4, 2009

/s/ J. Morton Davis
J. Morton Davis
President

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.